Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
(12)	Segment Information

As described in Note 1(a) “Nature of Operations”, the Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for 2011, 2010 and 2009, reconciled to the Company’s income before income tax and noncontrolling interest as shown in its consolidated statements of income:

2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$326,519	$1,108	$–	$–	$–	$327,627
Management fees	–	69,354	10,320	–	(50,350)	29,324
Trading container sales proceeds	–	–	34,214	–	–	34,214
Gains on sale of containers, net	31,598	33	–	–	–	31,631

Total revenue	$358,117	$70,495	$44,534	$–	$(50,350)	$422,796

Depreciation expense	$85,643	$791	$–	$–	$(3,257)	$83,177

Interest expense	$44,891	$–	$–	$–	$–	$44,891

Unrealized losses on interest rate swaps and caps, net	$3,849	$–	$–	$–	$–	$3,849

Segment income before income tax and noncontrolling interest	$177,694	$36,772	$10,759	$(3,314)	$(13,412)	$208,499

Total assets	$2,243,977	$99,287	$17,590	$3,413	$(54,063)	$2,310,204

Purchases of long-lived assets	$749,766	$707	$–	$–	$–	$750,473

2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$234,577	$1,250	$–	$–	$–	$235,827
Management fees	–	48,028	10,086	–	(28,977)	29,137
Trading container sales proceeds	–	–	11,291	–	–	11,291
Gains on sale of containers, net	27,617	7	–	–	–	27,624

Total revenue	$262,194	$49,285	$21,377	$–	$(28,977)	$303,879

Depreciation expense	$60,398	$779	$–	$–	$(2,205)	$58,972

Interest expense	$18,151	$–	$–	$–	$–	$18,151

Unrealized losses on interest rate swaps and caps, net	$4,021	$–	$–	$–	$–	$4,021

Segment income before income tax and noncontrolling interest	$119,772	$15,901	$7,995	$(2,815)	$(2,596)	$138,257

Total assets	$1,660,626	$114,060	$996	$3,290	$(31,765)	$1,747,207

Purchases of long-lived assets	$504,650	$601	$–	$–	$–	$505,251

2009	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$188,431	$1,348	$–	$–	$–	$189,779
Management fees	–	37,384	9,601	–	(21,757)	25,228
Trading container sales proceeds	–	–	11,843	–	–	11,843
Gains on sale of containers, net	12,114	(3)	–	–	–	12,111

Total revenue	$200,545	$38,729	$21,444	$–	$(21,757)	$238,961

Depreciation expense	$49,596	$790	$–	$–	$(1,913)	$48,473

Interest expense	$11,750	$–	$–	$–	$–	$11,750

Unrealized gains on interest rate swaps and caps, net	$11,147	$–	$–	$–	$–	$11,147

Segment income before income tax and noncontrolling interest	$95,178	$9,981	$7,993	$(2,686)	$(1,665)	$108,801

Total assets	$1,259,050	$122,381	$2,463	$2,109	$(25,980)	$1,360,023

Purchases of long-lived assets	$157,351	$11,790	$–	$–	$–	$169,141

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and Container Ownership segments.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are in use and carrying cargo around the world. Substantially all of the Company’s leasing related revenue are denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.